SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The overall concept that IAC employs in determining its operating segments is to present the financial information in a manner consistent with how the chief operating decision maker views the businesses, how the businesses are organized as to segment management, and the focus of the businesses with regards to the types of services or products offered or the target market. Operating segments are combined for reporting purposes if they meet certain aggregation criteria, which principally relate to the similarity of their economic characteristics or, in the case of the "eCommerce" reportable segment, do not meet the quantitative thresholds that require presentation as separate operating segments.

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Revenue:
Search & Applications	$1,604,950	$1,465,795	$1,040,507
The Match Group	805,390	714,222	519,195
Media	191,434	164,051	68,996
eCommerce	422,066	457,182	431,483
Inter-segment elimination	(853)	(317)	(737)
Total	$3,022,987	$2,800,933	$2,059,444

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Operating Income (Loss):
Search & Applications	$340,117	$305,644	$204,006
The Match Group	228,155	200,166	134,486
Media	(20,803)	(46,902)	(13,206)
eCommerce	(61)	15,323	22,674
Corporate	(121,205)	(150,663)	(150,198)
Total	$426,203	$323,568	$197,762

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Adjusted EBITDA(a):
Search & Applications	$385,851	$328,141	$230,464
The Match Group	266,949	236,778	163,985
Media	(16,976)	(38,555)	(12,073)
eCommerce	22,890	31,200	37,936
Corporate	(60,411)	(60,119)	(55,186)
Total	$598,303	$497,445	$365,126

	December 31,
	2013	2012
	(In thousands)
Segment Assets(b):
Search & Applications	$409,116	$355,159
The Match Group	341,377	227,755
Media	92,500	71,340
eCommerce	41,827	61,922
Corporate	1,229,205	990,594
Total	$2,114,025	$1,706,770

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Capital expenditures:
Search & Applications	$22,215	$15,320	$8,698
The Match Group	19,997	19,853	17,447
Media	1,197	1,178	905
eCommerce	8,921	8,485	10,269
Corporate	27,981	6,365	2,635
Total	$80,311	$51,201	$39,954

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(a)
The Company's primary financial measure is Adjusted EBITDA, which is defined as operating income excluding: (1) non-cash compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and goodwill and intangible asset impairments and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. The Company believes this measure is useful for analysts and investors as this measure allows a more meaningful comparison between our performance and that of our competitors. Moreover, our management uses this measure internally to evaluate the performance of our business as a whole and our individual business segments. The above items are excluded from our Adjusted EBITDA measure because these items are non-cash in nature, and we believe that by excluding these items, Adjusted EBITDA corresponds more closely to the cash operating income generated from our business, from which capital investments are made and debt is serviced. Adjusted EBITDA has certain limitations in that it does not take into account the impact to IAC's statement of operations of certain expenses. IAC endeavors to compensate for the limitations of the non-GAAP measure presented by providing the comparable U.S. GAAP measure with equal or greater prominence, financial statements prepared in accordance with U.S. GAAP, and descriptions of the reconciling items, including quantifying such items, to derive the non-GAAP measure.

(b)	Consistent with the Company's primary metric (described in (a) above), the Company excludes, if applicable, goodwill and intangible assets from the measure of segment assets presented above.
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Revenue
United States	$2,081,485	$1,966,383	$1,583,322
All other countries	941,502	834,550	476,122
Total	$3,022,987	$2,800,933	$2,059,444

	December 31,
	2013	2012
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$271,916	$251,379
All other countries	22,048	19,133
Total	$293,964	$270,512

The following tables reconcile Adjusted EBITDA to operating income (loss) for the Company's reportable segments:

	Year Ended December 31, 2013
	Adjusted EBITDA	Non-Cash Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Operating Income (Loss)
	(In thousands)
Search & Applications	$385,851	$(3)	$(18,177)	$(27,554)	$—	$340,117
The Match Group	266,949	(1,122)	(20,203)	(17,126)	(343)	228,155
Media	(16,976)	(633)	(2,124)	(1,070)	—	(20,803)
eCommerce	22,890	29	(8,887)	(14,093)	—	(61)
Corporate	(60,411)	(51,276)	(9,518)	—	—	(121,205)
Total	$598,303	$(53,005)	$(58,909)	$(59,843)	$(343)	$426,203

	Year Ended December 31, 2012
	Adjusted EBITDA	Non-Cash Compensation Expense	Depreciation	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$328,141	$(34)	$(14,995)	$(7,468)	$305,644
The Match Group	236,778	(2,818)	(16,339)	(17,455)	200,166
Media	(38,555)	(770)	(1,398)	(6,179)	(46,902)
eCommerce	31,200	2	(11,210)	(4,669)	15,323
Corporate	(60,119)	(82,005)	(8,539)	—	(150,663)
Total	$497,445	$(85,625)	$(52,481)	$(35,771)	$323,568

	Year Ended December 31, 2011
	Adjusted EBITDA	Non-Cash Compensation Expense	Depreciation	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$230,464	$202	$(25,484)	$(1,176)	$204,006
The Match Group	163,985	(1,642)	(10,780)	(17,077)	134,486
Media	(12,073)	(427)	(703)	(3)	(13,206)
eCommerce	37,936	(222)	(11,239)	(3,801)	22,674
Corporate	(55,186)	(86,499)	(8,513)	—	(150,198)
Total	$365,126	$(88,588)	$(56,719)	$(22,057)	$197,762
The following tables reconcile segment assets to total assets:

	December 31, 2013
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$409,116	$738,062	$195,805	$40,550	$1,383,533
The Match Group	341,377	775,403	167,544	11,818	1,296,142
Media	92,500	8,267	1,800	944	103,511
eCommerce	41,827	153,591	11,180	15,695	222,293
Corporate(c)	1,229,205	—	—	—	1,229,205
Total	$2,114,025	$1,675,323	$376,329	$69,007	$4,234,684

	December 31, 2012
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$355,159	$723,650	$197,304	$64,457	$1,340,570
The Match Group	227,755	718,736	163,298	14,012	1,123,801
Media	71,340	8,267	1,800	2,020	83,427
eCommerce	61,922	165,501	16,562	23,451	267,436
Corporate(c)	990,594	—	—	—	990,594
Total	$1,706,770	$1,616,154	$378,964	$103,940	$3,805,828
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(c)	Corporate assets consist primarily of cash and cash equivalents, marketable securities and IAC's headquarters building.